Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Scheduled Principal Reductions of Federal Home Loan Bank Advances	Scheduled principal reductions of FHLB advances at December 31, 2013 were as follows.

2014	$30,226
2015	5,000
2017	2,500

Total	$37,726